Earnings Per Share (Calculation Of Net Earnings Per Common Share ("EPS") - Basic And Diluted) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Oct. 02, 2011	Oct. 03, 2010
Earnings Per Share [Abstract]
Net earnings attributable to Starbucks	$ 1,383.8	$ 1,245.7	$ 945.6
Weighted average common shares and common stock units outstanding (for basic calculation)	754.4	748.3	744.4
Dilutive effect of outstanding common stock options and RSUs	18.6	21.4	19.8
Weighted average common and common equivalent shares outstanding (for diluted calculation)	773.0	769.7	764.2
EPS - basic	$ 1.83	$ 1.66	$ 1.27
EPS - diluted	$ 1.79	$ 1.62	$ 1.24